Convertible debt - Impact of share price change on the fair value of convertible notes (Details) - Ivanhoe Electric Convertible Notes $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Convertible debt
Percentage of change in the share price assumption would have the following impact on the fair value of the convertible notes	10.00%
Convertible notes	$ 54,975
10% increase in share price	55,390
10% decrease in share price	$ 54,829